SUBSEQUENT EVENTS (Details)								12 Months Ended
	Mar. 19, 2019 USD ($) shares	Mar. 15, 2019 USD ($) $ / shares shares	Mar. 12, 2019 shares	Feb. 28, 2019 USD ($) $ / shares shares	Feb. 20, 2019 USD ($)	Jan. 14, 2019 $ / shares	Jan. 03, 2019 USD ($)	Dec. 31, 2018 CAD ($) Options shares	Dec. 31, 2016 USD ($)	Feb. 19, 2019 USD ($)	Dec. 31, 2017 CAD ($) Options shares	Nov. 17, 2017 USD ($) shares	Dec. 31, 2016 CAD ($) Options shares	Dec. 31, 2015 shares
Disclosure of subsequent events
Net proceeds from issue of shares | $									$ 7,054,660
Number of warrants exercised								9,451,780
Number of warrants outstanding	1,444,444
Number of options exercisable | Options								1,462,535			45,134		67,978
Weighted average exercise price of share options exercisable | $								$ 12.74			$ 397.66		$ 252.95
Maximum number of shares to be issued upon conversion of convertible notes	24,055,555
Diluted share capital (in shares)	94,869,863
Stock options
Disclosure of subsequent events
Number of options exercisable | $										3,682,469
Weighted average exercise price of share options exercisable | $	$ 7.70
Convertible Notes
Disclosure of subsequent events
Notional amount | $	32,750,000											$ 32,750,000
Borrowings | $	$ 10,825,000
Diluted share capital before adjusting for conversion of Debt Notes	91,167,584
Series A Warrants
Disclosure of subsequent events
Number of warrants outstanding								35,128,148				25,676,368
Series C Warrants
Disclosure of subsequent events
Number of warrants exercised								9,451,780
Number of warrants outstanding								822,192				10,273,972
Series E Warrants
Disclosure of subsequent events
Number of warrants outstanding								22,431,506				22,431,506
Common shares
Disclosure of subsequent events
Number of shares issued	61,985,116							28,017,203			1,029,156		786,833	667,649
Number of shares outstanding	61,985,116
Nasdaq notification for non-compliance
Disclosure of subsequent events
Minimum market value requirement | $							$ 35,000,000
Minimum bid price requirement | $ / shares						$ 1.00
Grace period to regain compliance						180 days	180 days
Settlement agreement with Endovalve
Disclosure of subsequent events
Settlement fees | $					$ 3,000,000
Period of settlement fees to be paid over (in years)					2 years 6 months
Royalty on annual net sales (as a percent)					1.30%
Underwritten public offering of common shares
Disclosure of subsequent events
Net proceeds from issue of shares | $				$ 4,020,000
Underwritten public offering of common shares | Common shares
Disclosure of subsequent events
Share price (in dollars per share) | $ / shares		$ 0.45		$ 0.45
Gross proceeds from issue of shares | $		$ 5,000,000		$ 5,000,000
Net proceeds from issue of shares | $		$ 4,250,000
Number of shares issued		11,111,111		11,111,111
Underwriter's compensation | Common shares
Disclosure of subsequent events
Share price (in dollars per share) | $ / shares		$ 0.5625		$ 0.5625
Maximum number of shares to be issued from exercisable warrants		722,222		722,222
Exercisable period (in years)		3 years		3 years
Exchange agreements
Disclosure of subsequent events
Number of common shares issued for converting warrants			496,239
Ratio of common shares issued for each warrant			0.0085